BENEFIT PLANS (Details 5) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Domestic
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	¥ 191,200	¥ 187,124
Projected benefit obligation	34,153	32,427
Accumulated benefit obligation	34,153	32,427
Fair value of plan assets	29,463	21,697
Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	59,558	49,950
Projected benefit obligation	61,990	51,679
Accumulated benefit obligation	59,558	49,950
Fair value of plan assets	¥ 36,049	¥ 29,999